Fees Summary	Dec. 30, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 770,000.00
Previously Paid Amount	0.00
Total Fee Amount	106.34
Total Offset Amount	0.00
Net Fee	106.34
Narrative - Max Aggregate Offering Price	$ 770,000.00
Final Prospectus	true